Investment Securities, Held-to-maturity Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	$ 3,327	$ 442
More than 12 months - Fair value	258	0
Fair Value	3,585	442
Held-to-maturity, allowance for credit loss	0
Held to maturity securities on non-accrual status	0
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	206	1
More than 12 months - Gross Unrecognized Loss	11	0
Gross Unrecognized Losses	217	1
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	3,327	442
More than 12 months - Fair value	258	0
Fair Value	3,585	442
Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 months - Gross Unrecognized Loss	206	1
More than 12 months - Gross Unrecognized Loss	11	0
Gross Unrecognized Losses	$ 217	$ 1